Schedule of Debt (Details) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Total long term debt	€ 802	€ 458
Less current portion	209	116
Total long-term portion	592	342
JAPAN [Member]
Total long term debt	183	234
ITALY [Member]
Total long term debt	175	220
MALAYSIA [Member]
Total long term debt	1	5
GERMANY [Member]
Total long term debt	€ 443	€ 0